Other income, net (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Other operating income expense [Abstract]
Loss/(gain) on sale/disposal of non-current assets, net	[1]	₨ 42		₨ 10	₨ (1,264)
Sale of spent chemicals		(270)		(306)	(356)
Scrap sales		(142)		(167)	(179)
Miscellaneous income, net	[2]	(612)		(3,827)	(156)
Other (income)/expense, net		₨ (982)	$ (13)	₨ (4,290)	₨ (1,955)

[1]	Gain on disposal of assets for the year ended March 31, 2019 includes: a) an amount of Rs.582 representing the profit on sale of intangible assets forming part of the Company’s Proprietary Products segment after adjusting associated cost; b) an amount of Rs.423 representing the profit on sale of an API manufacturing business unit located in Jeedimetla, Hyderabad; and c) an amount of Rs.110 representing the profit on sale of all the membership interests in Dr. Reddy’s Laboratories Tennessee, LLC.
[2]	Miscellaneous income, net includes Rs.3,457 received from Celgene pursuant to a settlement agreement entered into in April 2019. The agreement effectively settles any claim the Company or its affiliates may have had for damages under section 8 of the Canadian Patented Medicines (Notice of Compliance) Regulations in regard to the Company’s ANDS for a generic version of REVLIMID® brand capsules (Lenalidomide) pending before Health Canada.